DESCRIPTION OF BUSINESS (Details Narrative)	3 Months Ended
Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity state of incorporation	NV
Entity date of incorporation	Mar. 20, 2007